Commitments and Contingencies, textual (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 09, 2020	Feb. 28, 2021	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Abstract]
Insurance Coverage For Pollution			$ 1,000,000
Security bond placed	$ 1,750
Loss contingency damages sought value		$ 2,000
Accrual for Environmental Loss Contingencies			$ 958	$ 958